GENERAL	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL

Vascular Biogenics Ltd. (“VBL” or the “Company”) is a clinical-stage biopharmaceutical company focused on the discovery, development and commercialization of first-in-class treatments for difficult-to-treat cancer and immune or inflammatory indications. VBL’s lead candidates are ofranergene obadenovec (“VB-111”) which is being evaluated in a global Phase 3 clinical trial in platinum resistant ovarian cancer (the “ OVAL Study”), and VB-601, a monoclonal antibody targeting monocytes, which is being advanced towards an Investigational New Drug application for inflammatory applications. In 2017, the Company entered into an exclusive license agreement with NanoCarrier Co., Ltd. (the “NanoCarrier License”) for the development, commercialization, and supply of VB-111 in Japan for all indications.

Since inception, VBL has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of September 30, 2021, the Company had an accumulated deficit of $253.0 million. VBL’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of September 30, 2021, the Company had cash, cash equivalents, short-term bank deposits and restricted bank deposits of $50.8 million. Based on its current cash resources, VBL believes it will be sufficient to fund operating expenses and capital expenditure requirements into the fourth quarter of 2023. VBL may seek to raise more capital to pursue additional activities. VBL may seek these funds through a combination of private and public equity offerings, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when VBL needs it or may not be available on terms that are favorable to VBL.

In September 2021, the Company established VBL Inc., a U.S. based subsidiary of VBL, and plans to begin U.S. operations from this entity beginning in the fourth quarter of 2021.